Offerings	Apr. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,243,105
Proposed Maximum Offering Price per Unit	25.56
Maximum Aggregate Offering Price	$ 31,773,763.8
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,864.57
Offering Note	Represents 1,243,105 shares of common stock, par value $0.0001 per share (the “Common Stock”), of Hippo Holdings Inc., a Delaware corporation (the “Registrant”), approved for issuance pursuant to the Registrant’s 2021 Incentive Award Plan. In the event of a stock split, stock dividend or similar transaction involving the Registrant’s Common Stock, the number of shares registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).Estimated solely for purposes of calculating the amount of the registration fee, calculated pursuant to paragraphs (c) and (h) of Rule 457 of the General Rules and Regulations under the Securities Act, on the basis of the average of the high and low sales prices of the Common Stock on March 31, 2025 as reported on the New York Stock Exchange.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	248,621
Proposed Maximum Offering Price per Unit	21.73
Maximum Aggregate Offering Price	$ 5,402,534.33
Fee Rate	0.01531%
Amount of Registration Fee	$ 827.13
Offering Note	Represents 248,621 shares of Common Stock of the Registrant, approved for issuance pursuant to the Registrant’s 2021 Employee Stock Purchase Plan. In the event of a stock split, stock dividend or similar transaction involving the Registrant’s Common Stock, the number of shares registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act.
Estimated solely for purposes of calculating the amount of the registration fee, calculated pursuant to paragraphs (c) and (h) of Rule 457 of the General Rules and Regulations under the Securities Act, on the basis of the average of the high and low sales prices of the Common Stock on March 31, 2025 as reported on the New York Stock Exchange, multiplied by 85%. Pursuant to the 2021 Employee Stock Purchase Plan, the purchase price of the shares of Common Stock reserved for issuance thereunder will be at least 85% of the lower of the fair market value of a share of the Registrant’s Common Stock on the first trading day of the offering period or on the exercise date.